As filed with the Securities and Exchange Commission on November 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

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SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2010

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 38.1%
	FEDERAL AGENCY OBLIGATIONS 1.0%
$500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	$525,295
500,000	Federal National Mortgage Association	5.000%	12/30/24	504,403
500,000	Federal Home Loan Mortgage Corp.	5.000%	05/19/25	502,419
				1,532,117
	CORPORATE BONDS 35.1%
	CONSUMER CYCLICAL 1.0%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	559,191
500,000	Deluxe Corp.	7.375%	06/01/15	515,000
500,000	Gannett Co., Inc. (a)	6.375%	09/01/15	494,375
				1,568,566
	FINANCIAL 24.0%
500,000	Textron Financial Corp.	5.125%	02/03/11	503,802
250,000	General Motors Acceptance Corp.	7.250%	03/02/11	253,995
500,000	Nationwide Life Global (a)	5.350%	03/15/11	506,467
250,000	Household Finance Corp.	6.375%	10/15/11	263,278
500,000	Nationwide Financial Services	6.250%	11/15/11	519,117
500,000	American Express Travel (a)	5.250%	11/21/11	520,737
200,000	Ford Motor Credit Co.	7.000%	11/26/11	199,422
500,000	Lincoln National Corp.	6.200%	12/15/11	529,318
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	258,708
500,000	SunTrust Bank	5.250%	11/05/12	528,737
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	526,378
453,000	City National Corp.	5.125%	02/15/13	476,795
250,000	Goldman Sachs Group (a)	8.000%	03/01/13	281,349
500,000	Metropolitan Life Global Funds I (a)	5.125%	04/10/13	544,197
53,251	CIT Group Inc.	7.000%	05/01/13	53,517
500,000	Fifth Third Bancorp	6.250%	05/01/13	547,459
500,000	Genworth Life Financial Inc. (a)	5.875%	05/03/13	529,526
500,000	Protective Life Corp.	4.300%	06/01/13	513,403
250,000	Allstate Corp.	7.500%	06/15/13	287,658
500,000	Harleysville Group	5.750%	07/15/13	499,265
500,000	SLM Corporation	5.000%	10/01/13	489,992
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	514,843
415,000	Liberty Mutual Group Inc. (a)	5.750%	03/15/14	436,255
79,877	CIT Group Inc.	7.000%	05/01/14	79,677
500,000	GATX Corp.	8.750%	05/15/14	590,572
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	517,639
500,000	Citigroup Inc.	5.000%	09/15/14	519,320
500,000	Regions Financial Corp. Sr. Notes	7.750%	11/10/14	541,610
500,000	SLM Corporation	5.050%	11/14/14	476,140
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	515,924
500,000	American General Finance Corp.	6.000%	12/15/14	420,923
500,000	Principal Life Global (a)	5.050%	03/15/15	523,150
79,877	CIT Group Inc.	7.000%	05/01/15	79,278
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	485,694
500,000	TCF National Bank	5.500%	02/01/16	494,811
500,000	Key Bank National Association	5.450%	03/03/16	536,061
500,000	Symetra Financial Corp. (a)	6.125%	04/01/16	517,355
133,128	CIT Group Inc.	7.000%	05/01/16	131,131
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	246,250
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	532,196
500,000	Torchmark Corp.	6.375%	06/15/16	565,392
479,789	Continental Airlines Inc.	9.000%	07/08/16	546,960
500,000	Western Union Co.	5.930%	10/01/16	583,900
500,000	National City Bank	5.250%	12/15/16	540,798
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	476,464
500,000	Citigroup Inc.	5.500%	02/15/17	516,290

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	White Mountain Group, Ltd. (a)(b)	6.375%	03/20/17	$505,454
186,380	CIT Group Inc.	7.000%	05/01/17	182,419
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	258,559
500,000	Comerica Bank	5.200%	08/22/17	533,644
500,000	Bank of America Corp.	6.000%	09/01/17	541,358
500,000	American Express Bank	6.000%	09/13/17	570,309
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	246,334
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	582,385
500,000	Prudential Financial Inc.	6.000%	12/01/17	564,290
500,000	American General Finance Corp.	6.900%	12/15/17	417,500
500,000	Morgan Stanley	5.950%	12/28/17	537,088
500,000	Goldman Sachs Group	5.950%	01/18/18	549,164
500,000	Wachovia Corp.	5.750%	02/01/18	569,790
500,000	United Health Group, Inc.	6.000%	02/15/18	583,669
250,000	Lincoln National Corp.	7.000%	03/15/18	288,903
500,000	SunTrust Bank	7.250%	03/15/18	568,630
500,000	Morgan Stanley	6.625%	04/01/18	554,328
500,000	General Electric Capital Corp.	6.350%	05/12/18	501,511
500,000	Provident Cos.	7.000%	07/15/18	547,317
500,000	MetLife Inc.	6.817%	08/15/18	603,232
500,000	Associated Banc-Corp	9.250%	10/15/18	522,324
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	526,690
500,000	BB&T Corp.	6.850%	04/30/19	607,920
250,000	Berkley (WR) Corp.	6.150%	08/15/19	269,618
500,000	Protective Life Corp.	7.375%	10/15/19	562,828
450,000	Compass Bank	5.500%	04/01/20	446,382
537,000	Manufacturers & Traders Trust Co. (c)	5.585%	12/28/20	520,822
500,000	Prudential Financial Inc.	6.000%	02/15/23	502,451
250,000	Household Finance Corp.	5.250%	06/15/23	244,322
500,000	CNA Financial Corp.	7.250%	11/15/23	544,661
500,000	Pacific Life Insurance Co. (a)	7.900%	12/30/23	611,346
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	295,896
514,000	Bank of America Corp. (c)	5.375%	06/30/25	517,067
250,000	Provident Cos.	7.250%	03/15/28	266,460
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	494,110
500,000	Bank of America Corp. (c)	5.500%	03/29/30	507,272
				37,367,806
	INDUSTRIAL 7.8%
250,000	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	254,913
250,000	Hertz Corp.	7.400%	03/01/11	254,375
200,000	Ford Motor Co.	9.500%	09/15/11	211,000
500,000	Weyerhaeuser Co.	6.750%	03/15/12	527,465
500,000	Valspar Corp.	5.625%	05/01/12	531,021
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	487,500
380,000	ALCOA, Inc.	5.375%	01/15/13	404,018
500,000	Cargill, Inc. (a)	5.200%	01/22/13	541,919
500,000	Transocean Inc. (b)	5.250%	03/15/13	525,857
250,000	General Motors Corp. (d)	7.125%	07/15/13	80,625
250,000	Willamette Industries	7.125%	07/22/13	269,724
500,000	Ingersoll-Rand Co., Ltd. (b)	6.000%	08/15/13	560,491
250,000	Maytag Corp.	5.000%	05/15/15	263,543
340,000	Johnson Controls	5.500%	01/15/16	385,281
500,000	International Paper Co.	5.250%	04/01/16	541,247
500,000	SUPERVALU Inc.	8.000%	05/01/16	503,750
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	545,965

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Valspar Corp.	6.050%	05/01/17	$558,722
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	537,005
525,000	Cargill, Inc. (a)	6.000%	11/27/17	620,677
250,000	ServiceMaster Co.	7.100%	03/01/18	215,000
250,000	ConocoPhillips	6.650%	07/15/18	311,929
350,000	PPG Industries	7.400%	08/15/19	444,585
500,000	MASCO Corp.	7.125%	03/15/20	512,209
500,000	Wyeth	6.450%	02/01/24	618,490
865,000	Union Carbide Corp.	7.500%	06/01/25	890,950
500,000	Toro Co.	7.800%	06/15/27	529,293
				12,127,554
	UTILITIES 2.3%
250,000	Xcel Energy Inc.	7.000%	12/01/10	252,320
250,000	TECO Energy Inc.	7.000%	05/01/12	271,225
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	274,996
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	558,004
500,000	Commonwealth Edison Co.	6.150%	09/15/17	592,314
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	277,050
250,000	South Jersey Gas Co.	7.125%	10/22/18	282,617
250,000	United Utilities PLC (b)	5.375%	02/01/19	268,312
250,000	Verizon Communications, Inc.	6.350%	04/01/19	305,078
500,000	CenturyLink, Inc.	6.150%	09/15/19	511,462
				3,593,378

	TOTAL CORPORATE BONDS			54,657,304

	ASSET BACKED SECURITIES 1.7%
500,000	Delta Air Lines, Inc.	7.570%	05/18/12	503,000
500,000	Delta Air Lines, Inc.	7.111%	03/18/13	522,500
250,000	American Airlines Inc.	7.858%	04/01/13	261,875
131,334	General American Transportation	7.500%	02/28/15	147,247
523,033	America West Airlines, Inc.	8.057%	01/02/22	546,570
230,838	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	238,340
442,470	Southwest Airlines	6.150%	02/01/24	473,443
				2,692,975
	CONVERTIBLE CORPORATE BOND 0.3%
	INDUSTRIAL 0.3%
500,000	ADC Telecommunications	3.500%	07/15/15	495,625

	TOTAL FIXED INCOME SECURITIES (cost $54,410,262)			$59,378,021

Shares	Security Description	Fair Value
	COMMON STOCKS 59.4%
	BASIC INDUSTRIES 6.0%
71,000	Bemis Co., Inc.	$2,254,250
10,000	Ecolab, Inc.	507,400
145,000	H.B. Fuller Co.	2,881,150
115,000	Valspar Corp.	3,662,750
		9,305,550
	CAPITAL GOODS 5.3%
79,000	Graco, Inc.	2,506,670
78,000	MTS Systems Corp.	2,418,000
100,000	Pentair, Inc.	3,363,000
		8,287,670
	CONSUMER CYCLICAL 3.0%
4,000	Briggs & Stratton Corp.	76,040
15,000	Genuine Parts Co.	668,850
74,000	Home Depot, Inc.	2,344,320
30,000	Sturm, Ruger & Co., Inc.	409,200
20,000	Toro Co.	1,124,600
		4,623,010
	CONSUMER STAPLE 5.0%
66,000	General Mills, Inc.	2,411,640
59,000	Hormel Foods Corp.	2,631,400
26,000	Kimberly-Clark Corp.	1,691,300
25,000	SUPERVALU Inc.	288,250
15,000	The Hershey Co.	713,850
		7,736,440
	DIVERSIFIED 4.7%
60,000	3M Co.	5,202,600
129,000	General Electric Co.	2,096,250
		7,298,850
	ENERGY 7.0%
33,000	BP p.l.c. ADR (b)(e)	1,358,610
50,000	ConocoPhillips	2,871,500
35,000	Exxon Mobil Corp.	2,162,650
25,000	Murphy Oil Corp.	1,548,000
49,000	Schlumberger, Ltd. (b)	3,018,890
		10,959,650
	FINANCIAL 10.2%
25,000	American Express Co.	1,050,750
60,000	Associated Banc-Corp.	791,400
56,000	Bank of America Corp.	734,160
57,000	JPMorgan Chase & Co.	2,169,990
20,000	Lincoln National Corp.	478,400
93,000	Principal Financial Group	2,410,560
80,000	TCF Financial Corp.	1,295,200
33,000	The Travelers Cos., Inc.	1,719,300
90,000	U.S. Bancorp	1,945,800
129,000	Wells Fargo & Co.	3,241,770
		15,837,330
	HEALTH CARE 7.9%
80,000	Baxter International Inc.	3,816,800
50,000	Bristol-Myers Squibb Co.	1,355,500
55,000	Eli Lilly & Co.	2,009,150
35,000	Johnson & Johnson	2,168,600

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
20,000	Medtronic, Inc.	$671,600
128,000	Pfizer Inc.	2,197,760
		12,219,410
	INDUSTRIAL 0.5%
20,000	Ingersoll-Rand Co., Ltd. (b)	714,200

	TECHNOLOGY 7.0%
70,000	Corning Inc.	1,279,600
88,000	Emerson Electric Co.	4,634,080
75,000	Honeywell International Inc.	3,295,500
12,000	International Business Machines Corp.	1,609,680
		10,818,860
	TRANSPORTATION 2.2%
52,000	United Parcel Service, Inc., Class B	3,467,880

	UTILITIES 0.6%
40,000	Xcel Energy Inc.	918,800

	TOTAL COMMON STOCKS
	(cost $67,325,786)	$92,187,650

	SHORT-TERM INVESTMENTS 2.1%
3,330,779	First American Prime Obligations Fund, Class Z, 0.12% (f)
	(cost $3,330,779)	$3,330,779

	TOTAL INVESTMENTS 99.6%
	(cost $125,066,827)	$154,896,450

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	698,938

	TOTAL NET ASSETS 100.0%	$155,595,388

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of September 30, 2010, these securities represented $8,195,441 or 5.3% of total net assets.

(b)	Foreign security denominated in U.S. dollars. As of September 30, 2010, these securities represented $6,951,814 or 4.5% of total net assets.
(c)	Step Bond - Security for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2010.
(d)	Non-income producing - Issuer is in default.
(e)	American Depository Receipt.
(f)	The rate quoted is the annualized seven-day effective yield as of September 30, 2010.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2010

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2010, no securities in the Fund were valued using this method.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – Quoted prices in active markets for identical securities.

•                  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$92,187,650	$—	$—
Short-term Investments	3,330,779	—	—
Fixed Income Securities	—	59,378,021	—
Total	$95,518,429	$59,378,021	$—

(a)  For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2010

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2009, the cost of investments for federal income tax purposes was $113,819,325.  Net unrealized appreciation aggregated $22,306,350, of which $31,260,917 represented appreciated securities and $8,954,567 represented depreciated securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 15, 2010

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	November 15, 2010

* Print the name and title of each signing officer under his or her signature.

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